 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from
November 1, 2013 to November 30, 2013

Commission File Number of issuing entity:
333-115582, 333-130782-02, 333-158937-01

GE Dealer Floorplan Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782, 333-158937

CDF Funding, Inc.

(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 747-4043
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Series 2011-1 Asset Backed Notes in the classes specified herein	☐	☐	☒

Series 2012-1 Asset Backed Notes in the classes specified herein	☐	☐	☒

Series 2012-2 Asset Backed Notes in the classes specified herein	☐	☐	☒

Series 2012-3 Asset Backed Notes in the classes specified herein	☐	☐	☒

Series 2012-4 Asset Backed Notes in the classes specified herein	☐	☐	☒

Series 2013-1 Asset Backed Notes in the classes specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2011-1 (the “2011-1 Notes”), dated August 3, 2011, and related Prospectus dated August 2, 2011 (collectively, the “2011-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2011-1 Notes was offered in the 2011-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-1 (the “2012-1 Notes”), dated February 14, 2012, and related Prospectus dated February 13, 2012 (collectively, the “2012-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-1 Notes was offered in the 2012-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-2 (the “2012-2 Notes”), dated May 9, 2012, and related Prospectus dated May 8, 2012 (collectively, the “2012-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-2 Notes was offered in the 2012-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-3 (the “2012-3 Notes”), dated July 25, 2012, and related Prospectus dated July 24, 2012 (collectively, the “2012-3 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-3 Notes were offered in the 2012-3 Prospectus: Class A and Class B.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-4 (the “2012-4 Notes”), dated November 1, 2012, and related Prospectus dated October 31, 2012 (collectively, the “2012-4 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-4 Notes were offered in the 2012-4 Prospectus: Class A and Class B.

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Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.6 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2013-1 (the “2013-1 Notes”), dated April 24, 2013, and related Prospectus dated April 22, 2013 (collectively, the “2013-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2013-1 Notes were offered in the 2013-1 Prospectus: Class A and Class B.

No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by GE Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 1, 2013 through November 30, 2013.

The Securitizer filed its most recent Form ABS-15G on February 8, 2013. The CIK number of the Securitizer is 0001290205.

The following tables summarize the trust portfolio by various criteria as of November 30, 2013. Please note that numbers and percentages presented in the tables below may not sum to the totals presented due to rounding. Because the future composition and performance of the trust portfolio will change over time, these tables are not indicative of the composition or performance of the trust portfolio at any subsequent time.

For purposes of the following tables:

•	Receivables Balance is the aggregate balance of the principal receivables included in the trust portfolio.

•	Number of Accounts is the number of accounts included in the trust portfolio with a balance greater than zero.

The balance of principal receivables in the trust portfolio as of November 30, 2013 reflected in the tables set forth below under the headings “Composition of Receivables in the Trust Portfolio by Account Balance”, “Composition of Receivables in the Trust Portfolio by Product Line” and “Geographic Distribution of Receivables in the Trust Portfolio” and the principal balances of the applicable receivables used in the calculation of the data reflected in the tables and text set forth under the headings “Dealer Risk Rating Distribution in the Trust Portfolio”, “Average Annualized Yield for Receivables in the Trust Portfolio”, “Distribution of Receivables in the Trust Portfolio by Average Annualized Yield”, “Certain Dealers and Manufacturers”, “Delinquency Experience for the Trust Portfolio”, “Loss Experience”, “Age Distribution of Receivables in the Trust Portfolio”, “Certain Payment Plan Information” and “Payment Rates” are based on the data collected by General Electric Capital Corporation’s (“GE Captial”) information management systems. Certain manual inputs and adjustments are made to this data for monthly investor reporting purposes, and as a result the principal balances of the receivables reflected in, or used to calculate the data reflected in, such tables and text, for the relevant period, may be greater than the balance of principal receivables reflected in investor reports of a corresponding date or for a corresponding period. These manual inputs and adjustments primarily relate to manufacturer discount amounts and manual charge-offs. The difference between the balance of principal receivables derived from GE Capital’s information management systems and the principal balance of the receivables after giving effect to the manual inputs and adjustments is less than 1% for the period covered by the tables below.

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Composition of Receivables in the Trust Portfolio by Account Balance
(Dollars in Millions)

Account Balance Range	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
$1 to $999,999.99	$3,107.5	42.7%	23,495	94.7%
$1,000,000 to $9,999,999.99	$2,758.4	37.9%	1,244	5.0%
$10,000,000.00 or more	$1,418.5	19.5%	65	0.3%
Total	$7,284.4	100.0%	24,804	100.0%

Composition of Receivables in the Trust Portfolio by Product Line
(Dollars in Millions)

Product Line	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
Marine	$1,150.4	15.8%	2,440	9.8%
Recreational Vehicles	$887.1	12.2%	697	2.8%
Technology	$869.5	11.9%	1,055	4.3%
Power Sports	$847.3	11.6%	1,616	6.5%
Industrial and Agriculture	$695.1	9.5%	1,461	5.9%
Lawn and Garden	$691.4	9.5%	9,297	37.5%
Consumer Electronics and Appliances	$613.5	8.4%	3,576	14.4%
Transportation	$578.3	7.9%	134	0.5%
Motorcycles	$562.9	7.7%	1,985	8.0%
Asset Based Lending Receivables and Accounts Receivable	$113.0	1.6%	8	0.0%
Music	$63.0	0.9%	504	2.0%
Manufactured Housing	$11.3	0.2%	39	0.2%
Other	$201.7	2.8%	1,992	8.0%
Total	$7,284.4	100.0%	24,804	100.0%

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Geographic Distribution of Receivables in the Trust Portfolio
(Dollars in Millions)

State	Receivables Balance	Percentage of Receivables Balance	Number of Accounts	Percentage of Number of Accounts
California	$589.2	8.1%	1,177	4.7%
Texas	$506.1	6.9%	1,540	6.2%
Florida	$481.8	6.6%	1,136	4.6%
New York	$455.2	6.2%	1,337	5.4%
Ohio	$311.0	4.3%	962	3.9%
Virginia	$294.8	4.0%	611	2.5%
Michigan	$281.6	3.9%	999	4.0%
Minnesota	$260.1	3.6%	849	3.4%
Washington	$221.0	3.0%	415	1.7%
Pennsylvania	$210.0	2.9%	1,256	5.1%
Other	$3,673.5	50.4%	14,522	58.5%
Total	$7,284.4	100.0%	24,804	100.0%

The originators categorize the receivables in the trust portfolio into three risk rating groups, as indicated in the table below, by percentage of receivables owed by the applicable dealers. Data in the table below reflects analysis of risk ratings at points in time prior to November 30, 2013; the risk ratings of the dealers were not re-underwritten for purposes of compiling data in that table. We cannot assure you that the dealers owing receivables held in the trust in the future will demonstrate the risk metrics in the percentages referred to below.

Dealer Risk Rating Distribution in the Trust Portfolio

Dealer Risk Rating Group
A(1)	22.1%
B(2)	77.6%
C(3)	0.3%
Total	100.00%

(1) Dealers in this group demonstrate strong risk metrics.

(2) Dealers in this group demonstrate favorable to marginal risk metrics.

(3) Dealers in this group demonstrate poor to uncollectible risk metrics.

Yield Information

The following tables set forth the average annualized yield and the distribution by annualized average yield on receivables in the trust portfolio. Such yields were calculated as the percentage equivalent of a fraction, (a) the numerator of which is equal to earned income (or, if applicable, collected income) on the applicable receivables during the applicable period, and (b) the denominator of which is an average of the month-end principal balances of the applicable receivables for the three months in such period and the month preceding such period. For purposes of calculating such yield information, receivables that did not bear interest because of “free flooring” periods (“free flooring receivables”) were treated as if they bore interest by determining an implied yield thereon for such periods. Accordingly, for purposes of such calculation, the amount of interest does not reflect only the contractual amount of interest and principal otherwise payable by the dealers under such free flooring receivables. We cannot assure you that the future yield on receivables held by the trust will be similar to the historical experience set forth below

5

Average Annualized Yield for Receivables in the Trust Portfolio

Eleven Months Ended November 30, 2013
Yield	7.1%

Distribution of Receivables in the Trust Portfolio by Average Annualized Yield

Eleven Months Ended November 30, 2013
Less than 5%	17.8%
Between 5% and 10%	71.4%
Greater than 10%	10.8%
Total	100%

Certain Dealers and Manufacturers

As of November 30, 2013, no one dealer accounted for more than 1.3% of the aggregate principal balance of the receivables in the trust portfolio. As of November 30, 2013, no one manufacturer or distributor was obligated under repurchase agreements relating to receivables aggregating more than 9.7% of the aggregate principal balance of the receivables in the trust portfolio. Such repurchase agreements are used as collateral disposal mechanisms in which risk is spread across dealers. As of November 30, 2013, General Electric Company is a manufacturer obligated under repurchase agreements relating to receivables collectively aggregating approximately 1.2% of the aggregate principal balance of the receivables in the trust portfolio. No prediction can be made as to what percentage of the receivables in the future may be obligations of a single dealer or be related to a single manufacturer or distributor under its repurchase agreements.

Delinquency and Loss Experience

The following tables set forth the aggregate delinquency and loss experience for the trust portfolio. We cannot assure you that the future delinquency and loss experience for any receivables held by the trust will be similar to the historical experience set forth below. The historical experience set forth below includes the effect of the financial obligations of manufacturers and distributors in respect of repossessed products. If manufacturers or distributors do not perform those obligations in the future, the loss experience of the receivables would be adversely affected.

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Delinquency Experience for the Trust Portfolio

As of November 30, 2013

Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding
31-60	$16.0	0.2%
61-90	$7.3	0.1%
91-120	$3.4	0.0%
121-150	$29.5	0.4%
151-180	$0.7	0.0%
Over 180	$2.8	0.0%
Total	$59.7	0.8%

For purposes of the delinquency tables set forth above:

•	in the case of any receivable, if interest, fees, or scheduled liquidation late charges on any receivable are more than 30 days past due, then that receivable will be considered to be delinquent in an amount equal to the entire invoice amount of the invoice that included such past due amount;

•	in the case of a receivable arising under a “pay-as-sold program”, if the dealer has sold a particular item of inventory but did not remit payment to the applicable originator for more than 30 days after the sale, failed to make a curtailment payment for more than 30 days after the related due date for such payment or failed to pay the balance of the receivable when such balance was due-in-full for more than 30 days after the related maturity date, then that receivable will be considered to be delinquent in an amount equal to the entire invoice amount of the invoice that included such unpaid payment;

•	in the case of a receivable arising under a “scheduled payment plan”, if the dealer has failed to make a scheduled payment for more than 30 days, then that receivable will be considered to be delinquent in an amount equal to the entire invoice amount of the invoice that included such unpaid scheduled payment;

•	in the case of asset based lending receivables, if the amount of the receivable exceeds a specified percentage of the collateral supporting the receivable and such excess is not consented to by the related originator, then that receivable is considered to be delinquent in an amount equal to such excess; and

•	the “> 180” category does not reflect receivables charged-off at 181 days delinquent.

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Loss Experience for the Designated Trust Portfolio

Eleven Months Ended November 30, 2013
Average Receivables Balance	$7,054.8
Gross Charge-Offs	$12.0
Recoveries(1)	$4.1
Gross Charge-Offs Less Recoveries	$8.0
Gross Charge-Offs Less Recoveries as a percentage of Average Total Receivables Outstanding (annualized)	0.1%
Number of Accounts that Experienced a Net Loss	396
Gross Charge-Offs Less Recoveries divided by Number of Accounts that Experienced a Net Loss	$0.02

(1) “Recoveries” mean amounts subsequently collected with respect to previously charged-off amounts.

For purposes of the preceding table: “Average Receivables Balance” is calculated as an average of the month-end principal balances of the applicable receivables for the three months in such period and the month preceding such period.

Aging Experience

The following table provides the age distribution of receivables in the trust portfolio by receivables balance and as a percentage of such receivables in the trust portfolio. For purposes of the following table, aging for floorplan receivables generally commences on the date of the applicable invoice provided by the applicable manufacturer to the applicable originator and ends on the date that the receivable has been paid in full, except in the case of GE Capital’s Transportation Finance division, aging for floorplan receivables generally commences on receipt of the related manufacturer’s invoice for new inventory in connection with an advance request. With respect to receivables from the accounts receivables product line or the asset based lending product line, all of such receivables are included in the “1-12” month category because determining which of those receivables are in the “over 12” month category would involve unreasonable effort or expense and, in any event, we believe that most of such receivables fall into the “1-12” month category. We cannot assure you that the aging experience for any receivables held by the trust in the future will be similar to the age distributions set forth below.

Age Distribution of Receivables in the Trust Portfolio
(Dollars in Millions)

Month	Receivables Balance	Percentage of Receivables Balance
1-12	$6,506.4	89.3%
Over 12	$778.0	10.7%
Total	$7,284.4	100.0%

8

Payment Rates

The following table sets forth the highest and lowest Historical Payment Rates and the average of the Historical Payment Rates for the period shown.

“Historical Payment Rate” means, for any month, a fraction (expressed as a percentage) (a) the numerator of which is the principal collections on the receivables in the trust portfolio during such month and (b) the denominator of which is the aggregate balance of the principal receivables in the trust portfolio at the beginning of such month.

We cannot assure you that the rate of collections on the receivables held by the trust will be similar to the historical experience set forth below. Without limiting the foregoing, the rate of collections on the receivables held by the trust may be affected by the addition or removal of accounts with respect to the trust from time to time.

Historical Payment Rates for the Trust Portfolio

Eleven Months Ended November 30, 2013
Highest Month	37.6%
Lowest Month	25.7%
Average of the Months in the Period	32.0%

Certain Payment Plan Information

The floorplan businesses of the originators provide two basic payment terms to dealers, manufacturers or distributors: pay-as-sold or scheduled payment plan.  As of November 30, 2013, the floorplan receivables in the trust portfolio, by the principal amount of receivables outstanding, consisted of approximately 76.8% pay-as-sold receivables and 23.2% scheduled payment plan receivables.  In addition, a limited number of specialized payment programs may offer a combination of pay-as-sold terms and scheduled payment plan terms such that principal payment terms may initially be funded under pay-as-sold terms and then convert to scheduled payment plan terms upon the occurrence of certain specified events.

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PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

(a)     Documents filed as part of this report.

Exhibit 99.1    2011-1 Monthly Noteholder’s Statement

Exhibit 99.2    2012-1 Monthly Noteholder’s Statement

Exhibit 99.3    2012-2 Monthly Noteholder’s Statement

Exhibit 99.4    2012-3 Monthly Noteholder’s Statement

Exhibit 99.5    2012-4 Monthly Noteholder’s Statement

Exhibit 99.6    2013-1 Monthly Noteholder's Statement

10

(b)     Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1    2011-1 Monthly Noteholder’s Statement

Exhibit 99.2    2012-1 Monthly Noteholder’s Statement

Exhibit 99.3    2012-2 Monthly Noteholder’s Statement

Exhibit 99.4    2012-3 Monthly Noteholder’s Statement

Exhibit 99.5    2012-4 Monthly Noteholder’s Statement

Exhibit 99.6    2013-1 Monthly Noteholder's Statement

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 20, 2013

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name: John E. Peak
Title: Vice President